Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 329,249	$ 336,830
Provision for vacation pay	83,393	80,529
Provision for income tax, net of advances	28,387	30,210
Other income tax liabilities	40,006	32,048
Value added tax (“VAT”) payable	29,599	19,212
Provision for royalties	66,540	62,152
Provision for warranty and cost	92,138	95,708
Derivative instruments	69,036	107,581
Contingent purchase obligations	3,033	3,126
Provision for losses on long-term contracts	60,630	64,062
Provision for vendors on accrued expenses	133,376	95,058
Other	258,960	244,841
Other payables and accrued expenses	$ 1,194,347	$ 1,171,357